Segment Information	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC [Member]
Segment Information

12.SEGMENT INFORMATION

The Company has three operating segments: West; East; and Cement, which are its reporting segments. These segments are consistent with the Company’s management reporting structure. In the fourth quarter of 2015, the Company reorganized the operations and management reporting structure of the Cement and East segment operations, resulting in a change to its reportable business segments. The Company now conducts the cement business separate from the regional segments. As a result, the cement business is a reportable business segment. In addition, we have combined the materials-based businesses centered in Kansas and Missouri with the Kentucky-based operations, creating an expanded East segment and eliminating what was the Central region. These changes did not affect the West segment. Amounts in prior periods have been revised to reflect the current reporting structure.

The operating results of each segment are regularly reviewed and evaluated by the Chief Executive Officer, the Company’s Chief Operating Decision Maker (“CODM”). The CODM primarily evaluates the performance of its segments and allocates resources to them based on a segment profit metric that we call Adjusted EBITDA, which is computed as earnings from continuing operations before interest, taxes, depreciation, depletion, amortization, accretion, share-based compensation, and transaction costs, as well as various other non-recurring, non-cash amounts.

The West and East segments have several acquired subsidiaries that are engaged in various activities including quarry mining, aggregate production and contracting. The Cement segment is engaged in the production of Portland cement. Assets employed by each segment include assets directly identified with those operations. Corporate assets consist primarily of cash, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment. The accounting policies applicable to each segment are consistent with those used in the consolidated financial statements.

The following tables display selected financial data for the Company’s reportable business segments for the six months ended July 2, 2016 and June 27, 2015:

	Six months ended
	July 2,	June 27,
	2016	2015
Revenue*:
West	$349,994	$335,742
East	210,054	175,003
Cement	113,605	48,185
Total revenue	$673,653	$558,930

*Intercompany sales are immaterial and the presentation above only reflects sales to external customers.

	Six months ended
	July 2,	June 27,
	2016	2015
Adjusted EBITDA:
West	$63,864	$51,690
East	38,847	26,081
Cement	38,564	12,343
Corporate and other	(18,117)	(13,321)
Total Adjusted EBITDA	123,158	76,793
Interest expense	46,649	41,213
Depreciation, depletion and amortization	68,938	52,749
Accretion	830	763
IPO/ Legacy equity modification costs	24,751	28,296
Loss on debt financings	—	31,672
Acquisition transaction expenses	3,606	7,740
Management fees and expenses	—	1,046
Non-cash compensation	5,065	2,569
Other	3,008	829
Loss from continuing operations before taxes	$(29,689)	$(90,084)

	Six months ended
	July 2,	June 27,
	2016	2015
Cash paid for capital expenditures:
West	$49,645	$18,037
East	26,874	15,753
Cement	12,828	7,685
Total reportable segments	89,347	41,475
Corporate and other	2,322	1,904
Total capital expenditures	$91,669	$43,379

	Six months ended
	July 2,	June 27,
	2016	2015
Depreciation, depletion, amortization and accretion:
West	$32,222	$24,722
East	22,741	19,495
Cement	13,528	8,237
Total reportable segments	68,491	52,454
Corporate and other	1,277	1,058
Total depreciation, depletion, amortization and accretion	$69,768	$53,512

	July 2,	January 2,
	2016	2016
Total assets:
West	$929,077	$821,479
East	878,577	545,187
Cement	883,505	843,941
Total reportable segments	2,691,159	2,210,607
Corporate and other	10,319	184,555
Total	$2,701,478	$2,395,162

	Six months ended
	July 2,	June 27,
	2016	2015
Revenue by product*:
Aggregates	$122,943	$99,474
Cement	98,504	38,673
Ready-mixed concrete	177,466	159,274
Asphalt	88,634	90,391
Paving and related services	105,634	104,810
Other	80,472	66,308
Total revenue	$673,653	$558,930

*Revenue from the liquid asphalt terminals is included in asphalt revenue.

(20) Segment Information

The Company has three operating segments: the West; East; and Cement segments, which are its reportable segments. These segments are consistent with the Company’s management reporting structure. In the fourth quarter of 2015, we reorganized the operations and management reporting structure of our cement business and East segment operations, resulting in a change to our reportable business segments. We now conduct our cement business separate from our regional segments. As a result, the cement business is a reportable business segment. In addition, we have combined the materials-based businesses centered in Kansas and Missouri with the Kentucky-based operations, creating an expanded East segment and eliminating what was the Central region. These changes did not affect the West segment. Amounts in prior periods have been revised to reflect the current reporting structure.

The operating results of each segment are regularly reviewed and evaluated by the Chief Executive Officer, the Company’s Chief Operating Decision Maker (“CODM”). The CODM primarily evaluates the performance of its segments and allocates resources to them based on a segment profit metric that we call Adjusted EBITDA, which is computed as earnings from continuing operations before interest, taxes, depreciation, depletion, amortization, accretion, goodwill impairment, management fees, as well as various other non-recurring, non-cash amounts.

The West and East segments have several acquired subsidiaries that are engaged in various activities including quarry mining, aggregate production and contracting. The Cement segment is engaged in the production of Portland cement. Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment. The accounting policies applicable to each segment are consistent with those used in the consolidated financial statements.

The following tables display selected financial data for the Company’s reportable business segments as of and for the years ended January 2, 2016, December 27, 2014 and December 28, 2013:

	2015	2014	2013
Revenue:
West	$804,503	$665,716	$426,195
East	432,310	432,942	398,302
Cement	195,484	105,573	91,704

Total revenue	$1,432,297	$1,204,231	$916,201

	2015	2014	2013
Adjusted EBITDA
West	$150,764	$102,272	$42,300
East	92,303	73,822	67,146
Cement	74,845	35,133	36,647
Corporate and other	(30,384)	(22,194)	(16,046)

Total reportable segments and corporate	287,528	189,033	130,047
Interest expense	83,757	86,742	56,443
Depreciation, depletion and amortization	118,321	86,955	72,217
Accretion	1,402	871	717
Initial public offering costs	28,296	—	—
Loss on debt financings	71,631	—	3,115
Goodwill impairment	—	—	68,202
Acquisition transaction expenses	9,519	8,554	3,990
Management fees and expenses	1,046	4,933	2,620
Non-cash compensation	5,448	2,235	2,315
(Gain) loss on disposal and impairment of assets	(16,561)	8,735	12,419
Other	2,991	3,344	13,807

Loss from continuing operations before taxes	$(18,322)	$(13,336)	$(105,798)

	2015	2014	2013
Cash paid for capital expenditures:
West	$39,896	$31,968	$21,856
East	26,268	23,702	15,189
Cement	17,151	15,959	25,594

Total reportable segments	83,315	71,629	62,639
Corporate and other	5,635	4,533	3,360

Total capital expenditures	$88,950	$76,162	$65,999

	2015	2014	2013
Depreciation, depletion, amortization and accretion:
West	$53,727	$33,271	$24,167
East	38,923	38,035	36,489
Cement	24,758	15,052	11,812

Total reportable segments	117,408	86,358	72,468
Corporate and other	2,315	1,468	466

Total depreciation, depletion, amortization and accretion	$119,723	$87,826	$72,934

	2015	2014	2013
Total assets:
West	$821,479	$771,234	$376,190
East	545,187	553,843	482,380
Cement	843,941	364,351	361,079

Total reportable segments	2,210,607	1,689,428	1,219,649
Corporate and other	184,555	23,225	14,765

Total	$2,395,162	$1,712,653	$1,234,414

	2015	2014	2013
Revenue by product:*
Aggregates	$296,960	$227,885	$159,508
Cement	181,901	94,402	80,757
Ready-mixed concrete	350,554	274,970	112,878
Asphalt	292,193	278,867	220,060
Paving and related services	504,459	530,297	478,280
Other	(193,770)	(202,190)	(135,282)

Total revenue	$1,432,297	$1,204,231	$916,201

*	Revenue by product includes intercompany and intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other. Revenue from the liquid asphalt terminals is included in asphalt revenue.